Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 19, 2016
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000814679
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2017
Prospectus Date	rr_ProspectusDate	Jan. 03, 2017